Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

November 26, 2012

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Preliminary Proxy Materials
Advanced Series Trust

Ladies and Gentlemen:

On behalf of the Advanced Series Trust we are hereby filing in accordance with Rule 14a-6 under the Securities Exchange Act of 1934 preliminary proxy materials in connection with special meetings of shareholders scheduled for February 14, 2013. These materials include the Notice of Meeting, the proxy statement and the voting instruction card.

If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President & Corporate Counsel